Marketable securities	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable securities
Marketable securities

Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2013	December 31, 2012
Original cost	544	128
Cumulative unrealized gain on marketable securities	538	205
Carrying value	1,082	333

During 2012 we owned a 23.6% share in SapuraCrest Petroleum Bhd, which was accounted for using the equity method. On May 17, 2012 SapuraCrest Petroleum Bhd and Kencana Petroleum Bhd merged resulting in dilution of our shareholdings from 23.6% to 11.8% and therefore we recognized a gain of $169 million which is included in in our consolidated statement of operations. The investment was consequently transferred from investment in associated companies to an investment accounted for at fair value as an available-for-sale security. Additionally during 2012 we further reduced our ownership share to 6.4% through a sale of shares and therefore we recognized a gain of $84 million which is included in the consolidated statement of operations.

On April 30, 2013, as part of the consideration for the sale of certain tender rigs to SapuraKencana, we received 400.8 million shares in SapuraKencana, increasing our shareholding from 6.4% to 12.0%.

On September 18, 2013, we entered into a financing arrangement whereby a proportion of our holding of SapuraKencana shares have been pledged as security for the contractual period which extends beyond the next 12 months. Accordingly, these pledged shares have been reclassified as long term marketable securities in the balance sheet. See Note 32 to the consolidated financial statements included herein.

The net cumulative unrealized holding gains as of December 31, 2013 amounted to $538 million (December 31, 2012: $205 million.). This represents the unrealized gain on our SapuraKencana investment recorded in accumulated other comprehensive income in the balance sheet.

As at December 31, 2013, marketable securities held by us include approximately 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 12% of SapuraKencana .

Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Ensco	Petromena	Golden Close	Sapura Kencana	Total
Net book value at December 31, 2011	4	4	16	—	24
Additions	—	—	—	237	237
Fair Market value adjustments recognized via OCI	—	—	—	84	84
Release of OCI into profit & loss	—	—	(1)	(84)	(85)
Realization of historic cost	(4)	—	(15)	(113)	(132)
Historic cost at December 31, 2012	—	4	—	124	128
Cumulative Fair Market value adjustments recognized via OCI	—	—	—	205	205
Net book value at December 31, 2012	—	4	—	329	333
Marketable securities short-term	—	4	—	329	333
Marketable securities long-term	—	—	—	—	—

Market value of shares acquired on disposal of tender rig division	—	—	—	416	416
Historic cost at December 31, 2013	—	4	—	540	544
Cumulative Fair Market value adjustments recognized via OCI	—	—	—	538	538
Net book value at December 31, 2013	—	4	—	1,078	1,082
Marketable securities short-term	—	4	—	412	416
Marketable securities long-term	—	—	—	666	666